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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         30 June 2009
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Blackfriars Asset Management Limited
          ----------------------------------------------------------
Address:    The Bank of New York Mellon Centre
          ----------------------------------------------------------
            160 Queen Victoria Street
          ----------------------------------------------------------
            London EC4V 4LA United Kingdom
          ----------------------------------------------------------

Form 13F File Number:   28-  12806
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Mr. Kevin Tolan
                  ----------------------------------------------------------
          Title:    Chief Compliance Officer
                  ----------------------------------------------------------
          Phone:    011 44 20 7163 4655
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Kevin Tolan        London, United Kingdom       03 August 2009
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               None
                                             ----------------------------

Form 13F Information Table Entry Total:          40
                                             ----------------------------

Form 13F Information Table Value Total:      $ 203,052
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE





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FORM 13F

06-30-2009
                                                      FORM 13F INFORMATION TABLE

                                                                                                     Voting Authority
                                                                                                     ----------------
                                Title
                                 of                         Value   Shares/    Sh/   Put/  Invstmt   Other
      Name of Issuer            Class            CUSIP     (x$1000) Prn Amt    Prn   Call  Dscretn   Managers   Sole     Shared None
      --------------            -----            -----     -------- -------    ---   ----  -------   --------   ----     ------ ----
CENTRAL EUROPEAN DIST CORP      COM              153435102   16910      614,684 SH         SOLE                   614,684
INFOSYS TECHNOLOGIES LTD        SPONSORED ADR    456788108    2611       71,000 SH         SOLE                    71,000
TEVA PHARMACEUTICAL INDS LTD    ADR              881624209   17466      354,000 SH         SOLE                   354,000
CTC MEDIA INC                   COM              12642X106    4007      339,037 SH         SOLE                   339,037
ADVANCED SEMICONDUCTOR ENGR     SPONSORED ADR    00756M404     276       92,948 SH         SOLE                    92,948
AMERICA MOVIL SAB DE CV         SPON ADR L SHS   02364W105    5828      150,516 SH         SOLE                   150,516
BANCO BRADESCO S A              SP ADR PFD NEW   059460303    5785      391,700 SH         SOLE                   391,700
COMPANIA DE MINAS BUENAVENTU    SPONSORED ADR    204448104     396       16,500 SH         SOLE                    16,500
CEMEX SAB DE CV                 SPON ADR NEW     151290889     611       65,423 SH         SOLE                    65,423
COMPANHIA ENERGETICA DE MINA    SP ADR N-V PFD   204409601    2047      152,284 SH         SOLE                   152,284
COMPANIA CERVECERIAS UNIDAS     SPONSORED ADR    204429104     914       26,100 SH         SOLE                    26,100
CREDICORP LTD                   COM              G2519Y108     503        8,650 SH         SOLE                     8,650
EMPRESA NACIONAL DE ELCTRCID    SPONSORED ADR    29244T101    1523       30,595 SH         SOLE                    30,595
FOMENTO ECONOMICO MEXICANO S    SPON ADR UNITS   344419106    1081       33,541 SH         SOLE                    33,541
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206    1977      116,317 SH         SOLE                   116,317
HDFC BANK LTD                   ADR REPS 3 SHS   40415F101    4414       42,800 SH         SOLE                    42,800
ISHARES TR                      MSCI EMERG MKT   464287234     451       14,000 SH         SOLE                    14,000
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409109   26608      720,501 SH         SOLE                   720,501
COMPANHIA BRASILEIRA DE DIST    SPON ADR PFD     20440T201    6904      179,500 SH         SOLE                   179,500
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR    71654V408     246        6,000 SH         SOLE                     6,000
PETROLEO BRASILEIRO SA PETRO    SP ADR NON VTG   71654V101   25027      750,218 SH         SOLE                   750,218
PHILIPPINE LONG DISTANCE TEL    SPONSORED ADR    718252604    9510      191,280 SH         SOLE                   191,280
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100     265       28,149 SH         SOLE                    28,149
TELEFONOS DE MEXICO S A B       SPON ADR ORD L   879403780    1244       76,756 SH         SOLE                    76,756
TELE NORTE LESTE PART S A       SPON ADR PFD     879246106    5779      388,650 SH         SOLE                   388,650
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR    68370R109    4497      382,046 SH         SOLE                   382,046
KB FINANCIAL GROUP INC          SPONSORED ADR    48241A105    6893      206,946 SH         SOLE                   206,946
COMPANHIA DE BEBIDAS DAS AME    SPON ADR PFD     20441W203    7160      110,443 SH         SOLE                   110,443
BARCLAYS BK PLC                 IPMS INDIA ETN   06739F291    3108       63,486 SH         SOLE                    63,486
BANCO SANTANDER CHILE NEW       SP ADR REP COM   05965X109    1494       32,000 SH         SOLE                    32,000
CHUNGHWA TELECOM CO LTD         SPONS ADR NEW 09 17133Q403    4269      215,298 SH         SOLE                   215,298
WIMM BILL DANN FOODS OJSC       SPONSORED ADR    97263M109    4750       86,450 SH         SOLE                    86,450
BANCOLOMBIA S A                 SPON ADR PREF    05968L102     360       11,800 SH         SOLE                    11,800
SOCIEDAD QUIMICA MINERA DE C    SPON ADR SER B   833635105     496       13,700 SH         SOLE                    13,700
ITAU UNIBANCO BANCO MULTIPL     SPONS ADR        465562106    6968      440,203 SH         SOLE                   440,203
VALE S A                        ADR REPSTG PFD   91912E204   13054      850,420 SH         SOLE                   850,420
VIVO PARTICIPACOES S A          SPON ADR PFD NEW 92855S200    6318      333,600 SH         SOLE                   333,600
ECOPETROL S A                   SPONSORED ADS    279158109     380       15,600 SH         SOLE                    15,600
KOREA ELECTRIC PWR              SPONSORED ADR    500631106     443       38,500 SH         SOLE                    38,500
GPO AEROPORTUARIO DEL PAC SA    SPON ADR B       400506101     473       18,450 SH         SOLE                    18,450


REPORT SUMMARY             40   DATA RECORDS     $ 203,052   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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